Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 2,614	¥ 1,155
Loan forgiveness or debt to equity swaps charge-offs	4,545	8,908
Interest rate reduction and/or postponement of principal and/or interest	926,580	592,989
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	689
Loan forgiveness or debt to equity swaps charge-offs	160	4,002
Interest rate reduction and/or postponement of principal and/or interest	763,431	478,830
Domestic | Housing Loan | Retail Rating [Member]
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	21,548	5,814
Domestic | Other | Retail Rating [Member]
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	20,604	15,622
Domestic | Large Companies [Member] | Corporate Rating Member
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	689
Loan forgiveness or debt to equity swaps charge-offs	160	4,002
Interest rate reduction and/or postponement of principal and/or interest	597,281	357,616
Domestic | Small And Medium Sized Companies [Member] | Corporate Rating Member
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	120,798	99,778
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	3,200
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	2,614	466
Loan forgiveness or debt to equity swaps charge-offs	4,385	4,906
Interest rate reduction and/or postponement of principal and/or interest	¥ 163,149	¥ 114,159